INTANGIBLE ASSETS - Schedule of Changes in Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	$ 18,762	$ 14,242
Additions1	445	288
Disposals, intangible assets other than goodwill	(367)	(6)
Acquisitions through business combinations	10,333	6,590
Amortization	(1,141)	(659)
Foreign currency translation	(322)	(1,693)
Ending balance	27,710	18,762
Costs
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	20,304	15,251
Additions1	445	288
Disposals, intangible assets other than goodwill	(499)	(22)
Acquisitions through business combinations		6,590
Amortization	0	0
Foreign currency translation	(351)	(1,803)
Ending balance	30,232	20,304
Accumulated Amortization and Impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(1,542)	(1,009)
Additions1	0	0
Disposals, intangible assets other than goodwill	132	16
Acquisitions through business combinations	0	0
Amortization	(1,141)	(659)
Foreign currency translation	29	110
Ending balance	$ (2,522)	$ (1,542)